JPMorgan SMID Cap Equity Fund Expense Example - R3 R4 R6 Shares [Member] - JPMorgan SMID Cap Equity Fund	Jun. 30, 2025 USD ($)
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,497
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	$ 849